CONSOLIDATED BALANCE SHEETS $ in Thousands	Feb. 28, 2019 USD ($)
Current Assets
Cash and cash equivalents	$ 48,873
Restricted cash	30,515
Short-term investments	559
Accounts receivable - net of allowance of $1,886 and $1,631, respectively	49,341
Prepaid expenses and other current assets	7,662
Total current assets	136,950
Long term investments	186
Goodwill	482,378
Intangible assets, net	313,045
Property and equipment, net	15,049
Other noncurrent assets	3,496
Total Assets	951,104
Current Liabilities
Accounts payable and accrued liabilities	42,675
Incentive program payable	30,515
Deferred revenue	73,017
Acquisition-related obligations	3,699
Current portion of notes payable and capital lease obligations	9,590
Total current liabilities	159,496
Long-term deferred revenue	3,763
Notes payable and capital lease obligations	465,714
Other noncurrent liabilities	18,888
Total Liabilities	647,861
Commitments and Contingencies (Note 6)
Member's Equity
Member's capital	425,822
Accumulated other comprehensive loss	(1,124)
Accumulated deficit	(121,455)
Total member's equity	303,243
Total Liabilities and Shareholders' Equity	$ 951,104